Provisions and Accrued Expenses - Summary of Provisions and Accrued Expenses (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Current provisions and accrued expenses [abstract]
Accrued expenses	$ 23,933	$ 28,983
Total	$ 23,933	$ 28,983